Consolidated Statements of Operations - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 191.1	$ 198.7	$ 570.2	$ 563.5	$ 738.7
Cost of revenues:
Net fuel cost	0.6	0.1	2.0	1.7	2.4	$ 0.5	$ 5.3
Utilities Operating Expense, Purchased Power	65.9	83.0	193.3	235.7
Gross margin					435.0	429.7	486.0
Utilities Operating Expense, Maintenance and Operations	42.2	33.8	135.2	105.9	139.7	156.5	178.4
Depreciation and amortization	17.4	19.1	52.9	56.5	74.5	75.3	71.0
Taxes, Miscellaneous	20.8	19.0	58.2	54.3	73.1	76.3	68.0
Fixed-asset impairment (Note 14)					0.0	66.3	1,353.5
Gain (Loss) on Sale of Assets and Asset Impairment Charges, excluding Discontinued Operations	0.1	0.0	0.0	(0.1)	0.2	(0.5)	(0.4)
Gain (Loss) on Disposition of Business	0.0	0.0	0.0	12.4	12.4	0.0	0.0
Operating Expenses					299.9	307.6	317.0
Costs and Expenses	146.8	155.0	441.6	466.6
Operating income	44.3	43.7	128.6	96.9	135.1	122.1	169.0
Other income / (expense), net
Interest expense	(6.1)	(5.8)	(19.9)	(20.5)	(27.3)	(30.5)	(24.7)
Charge for early redemption of debt	0.0	0.0	0.0	(0.6)	(0.6)	(1.1)	(0.5)
Other income	(0.5)	(0.4)	0.1	(1.9)	(2.8)	(2.0)	(0.2)
Other expense, net	(6.6)	(6.2)	(19.8)	(23.0)	(30.7)	(33.6)	(25.4)
Income / (loss) from continuing operations before income tax	37.7	37.5	108.8	73.9	104.4	88.5	143.6
Income tax expense / (benefit) from continuing operations	(7.2)	6.3	5.1	12.0	17.7	31.1	46.0
Net income / (loss) from continuing operations					86.7	57.4	97.6
Income / (loss) from discontinued operations before income tax					0.0	(56.3)	(1,338.7)
Income tax expense / (benefit) from discontinued operations					0.0	(15.9)	(468.4)
Net income / (loss) from discontinued operations					0.0	(40.4)	(870.3)
Dividends on preferred stock					0.0	0.0	0.7
Income / (loss) attributable to common stock					86.7	17.0	(773.4)
Net loss	44.9	31.2			86.7	17.0	(772.7)
Net income (loss)	$ 44.9	$ 31.2	$ 103.7	$ 61.9	86.7	17.0	(772.7)
Electricity, Purchased [Member]
Cost of revenues:
Cost of Goods and Services Sold					301.3	289.8	316.7
Electricity [Member]
Revenues					738.7	720.0	808.0
Cost of revenues:
Cost of Goods and Services Sold					$ 303.7	$ 290.3	$ 322.0